Financial Instruments carried at Fair Value - Financial instruments classified in Level 3 and quantitative information about unobservable inputs (Detail) - Valuation technique unobservable parameters (Level 3)
€ in Millions
	6 Months Ended		12 Months Ended		18 Months Ended
	Jun. 30, 2025 EUR (€)		Dec. 31, 2024 EUR (€)		Jun. 30, 2025 EUR (€)
Assets [Member] | Valuation [Member] | Unobservable Input Paramenters [Member]
Equity securities [Abstract]
Equity securities	€ 898		€ 809		€ 898
Assets [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	25		31		25
Mortgage and other asset-backed securities	97		93		97
Total mortgage- and other asset-backed securities	122		124		122
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	4,816		4,379		4,816
Loans, at fair value [Abstract]
Loans, at Fair Value	9,848		10,817		9,848
Loan commitments [Abstract]
Loan commitments (financial instruments)	0		0		0
Other financial instruments [Abstract]
Other financial instruments	2,249	[1]	2,208	[2]	2,249	[1]
Total non-derivative financial instruments held at fair value	17,933		18,336		17,933
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives	3,925		5,218		3,925
Credit derivatives	1,077		510		1,077
Equity derivatives	748		642		748
FX derivatives	1,826		995		1,826
Other derivatives	639		580		639
Total market values from derivative financial instruments	8,215		7,945		8,215
Liabilities [Member] | Valuation [Member] | Unobservable Input Paramenters [Member]
Equity securities [Abstract]
Equity securities	4		0		4
Liabilities [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	0		0		0
Mortgage and other asset-backed securities	0		0		0
Total mortgage- and other asset-backed securities	0		0		0
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	5,245		4,537		5,245
Loans, at fair value [Abstract]
Loans, at Fair Value	0		93		0
Loan commitments [Abstract]
Loan commitments (financial instruments)	6		6		6
Other financial instruments [Abstract]
Other financial instruments	43	[3]	51	[4]	43	[3]
Total non-derivative financial instruments held at fair value	5,299		4,688		5,299
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives	3,636		5,207		3,636
Credit derivatives	1,007		562		1,007
Equity derivatives	906		1,201		906
FX derivatives	1,578		1,470		1,578
Other derivatives	195	[5]	254	[6]	195	[5]
Total market values from derivative financial instruments	€ 7,323		€ 8,694		€ 7,323
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Mortgage and other asset-backed securities, significant unobsevable input, percent	0.00%	[7]	0.00%	[8]
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	199	[7]	167	[8]	199	[7]
Mortgage and other asset-backed securities, significant unobservable input, absolute	90	[7]	106	[8]	90	[7]
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute	3	[7]	9	[8]	3	[7]
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute	100	[7]	100	[8]	100	[7]
Loan commitments [Abstract]
Loan commitments, significant unobservable input, absolute	59	[7]	226	[8]	59	[7]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute	9	[7]	15	[8]	9	[7]
Other derivatives, significant unobservable input, absolute	217	[7]	286	[8]	217	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	25.00%	[7]	60.00%	[8]
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute	29	[7]	40	[8]	29	[7]
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent	40.00%	[7]	40.00%	[8]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	15.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	0.00%	[7]	0.00%	[8]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	1.00%	[7]	4.00%	[8]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	3.00%	[7]	4.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Weighted Average Cost Capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	9.00%	[7]	9.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | IRR, in percent [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, percent	7.00%	[7]	7.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Repo Rate, in bps [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, absolute	15	[7]	30	[8]	15	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute	(887)	[7]	(4,176)	[8]	(887)	[7]
FX derivatives, significant unobservable input, absolute	(13)	[7]	(3)	[8]	(13)	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Market Approach | Price per net asset value, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Market Approach | Enterprise value Revenue, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent			1.00%	[8]	1.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute	5	[7]	5	[8]	5	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Loan pricing model | Utilization, in percent [Member]
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Price, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	1.00%	[7]	17.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%	[7]	(10.00%)	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	(50.00%)	[7]	(70.00%)	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	1.00%	[7]	2.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	9.00%	[7]	9.00%	[8]
Other derivatives, significant unobservable input, percent	20.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Index Correlation [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute	0	[7]	0	[8]	0	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	(9.00%)	[7]	(9.00%)	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	44.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Quoted Volume, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Credit Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	102.00%	[7]	102.00%	[8]
Mortgage and other asset-backed securities, significant unobsevable input, percent	107.00%	[7]	107.00%	[8]
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent	300.00%	[7]	300.00%	[8]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	100.00%	[7]	100.00%	[8]
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	116.00%	[7]	123.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	1,860	[7]	1,486	[8]	1,860	[7]
Mortgage and other asset-backed securities, significant unobservable input, absolute	1,989	[7]	1,027	[8]	1,989	[7]
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute	696	[7]	651	[8]	696	[7]
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute	1,098	[7]	1,621	[8]	1,098	[7]
Loan commitments [Abstract]
Loan commitments, significant unobservable input, absolute	3,319	[7]	954	[8]	3,319	[7]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute	5,918	[7]	1,148	[8]	5,918	[7]
Other derivatives, significant unobservable input, absolute	717	[7]	626	[8]	717	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	85.00%	[7]	85.00%	[8]
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute	75	[7]	84	[8]	75	[7]
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent	84.00%	[7]	84.00%	[8]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	94.00%	[7]	40.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	20.00%	[7]	4.00%	[8]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	17.00%	[7]	12.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	18.00%	[7]	18.00%	[8]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	17.00%	[7]	16.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Weighted Average Cost Capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	20.00%	[7]	20.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | IRR, in percent [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, percent	13.00%	[7]	13.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Repo Rate, in bps [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, absolute	285	[7]	285	[8]	285	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute	4,725	[7]	3,975	[8]	4,725	[7]
FX derivatives, significant unobservable input, absolute	100	[7]	100	[8]	100	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	4.00%	[7]	5.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Market Approach | Price per net asset value, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	100.00%	[7]	100.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Market Approach | Enterprise value Revenue, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent			15.00%	[8]	14.00%	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute	13	[7]	14	[8]	13	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Loan pricing model | Utilization, in percent [Member]
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent	100.00%	[7]	100.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Price, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	677.00%	[7]	75.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	6.00%	[7]	6.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	1.00%	[7]	3.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	97.00%	[7]	99.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%	[7]	55.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	88.00%	[7]	86.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	17.00%	[7]	27.00%	[8]
Other derivatives, significant unobservable input, percent	126.00%	[7]	160.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Index Correlation [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute	0	[7]	0	[8]	0	[7]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	1.00%	[7]	1.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	3.00%	[7]	1.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	46.00%	[7]	33.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	98.00%	[7]	87.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Quoted Volume, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Credit Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	50.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	0.00%	[7]	0.00%	[8]
Assets: Held for Trading [Member] | Valuation [Member] | Unobservable Input Paramenters [Member]
Equity securities [Abstract]
Equity securities	€ 191		€ 114		€ 191
Assets: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	2,858		2,726		2,858
Corporate, sovereign and other debt securities (held for trading)	2,858		2,726		2,858
Loans, at fair value [Abstract]
Loans, at Fair Value	5,312		5,931		5,312
Assets: Non-Trading mandatory at fair value through profit or loss [Member] | Valuation [Member] | Unobservable Input Paramenters [Member]
Equity securities [Abstract]
Equity securities	708		695		708
Assets: Non-Trading mandatory at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	1,427		1,499		1,427
Loans, at fair value [Abstract]
Loans, at Fair Value	1,906		1,779		1,906
Assets: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	0		0		0
Loans, at fair value [Abstract]
Loans, at Fair Value	0		0		0
Assets: At fair value through other comprehensive income [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	531		154		531
Loans, at fair value [Abstract]
Loans, at Fair Value	2,630		3,107		2,630
Liabilities: Held for Trading [Member] | Valuation [Member] | Unobservable Input Paramenters [Member]
Equity securities [Abstract]
Equity securities	4		0		4
Liabilities: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	21		26		21
Loans, at fair value [Abstract]
Loans, at Fair Value	0		93		0
Liabilities: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	5,224		4,512		5,224
Loans, at fair value [Abstract]
Loans, at Fair Value	€ 0		€ 0		€ 0

[1]	Other financial assets include € 371 million of other trading assets, € 1.9 billion of other non-trading financial assets mandatory at fair value
[2]	Other financial assets include € 253 million of other trading assets, € 1.8 billion of other non-trading financial assets mandatory at fair value, and € 123 million other financial assets at fair value through other comprehensive income
[3]	Other financial liabilities include € 43 million of securities sold under repurchase agreements designated at fair value
[4]	Other financial liabilities include € 51 million of securities sold under repurchase agreements designated at fair value
[5]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated
[6]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated
[7]	Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position
[8]	Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position